Acquisitions - Schedule of net sales and net income (loss) (Detail) (Detail) - USD ($) $ in Thousands	3 Months Ended			9 Months Ended			12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Sep. 30, 2018	Jun. 30, 2020	Jun. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Net sales	$ 223,711	$ 221,307		$ 635,339	$ 578,669		$ 794,203	$ 681,805
Net income (loss)	$ (52,116)	$ 1,511		$ (57,874)	$ (19,276)		$ (20,196)	6,745
Proforma Net sales								730,858
Proforma Net income (loss)								$ 5,775
Versatex Building Products LLC [Member]
Net sales			$ 21,134
Net income (loss)			$ (3,462)
Ultratox [Member]
Net sales						$ 13,717
Net income (loss)						$ (541)